Subsequent Events (Details) - USD ($)	Mar. 23, 2020	Jan. 01, 2020	Jun. 30, 2019
Subsequent Events (Textual)
Acquired percentage			4.90%
Subsequent Event [Member] | Xtransfer Tech Limited [Member]
Subsequent Events (Textual)
Investment amount		$ 817,000
Acquired percentage		35.00%
Subsequent Event [Member] | Xtransfer Tech Limited [Member] | RMB [Member]
Subsequent Events (Textual)
Investment amount		$ 5,700,000
Subsequent Event [Member] | MMBD Advisory [Member]
Subsequent Events (Textual)
Acquired percentage	1.80%
Cash payment	$ 1,000